Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Income Before Income Taxes

Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Domestic component
UAE	122,422,324	99,688,931	114,383,349
Foreign components
BVI	(1,227)	(3,810)	(20,798)
Mainland PRC	(35,920,356)	(16,736,026)	(11,061,063)
HK S.A.R.	286,843	593,949	1,468,015
Cayman Islands	(2,152,866)	(1,497,198)	11,616,105
Singapore	(20,447)	(409,018)	(641,716)
Total	84,614,271	81,636,828	115,743,892

Summary of Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Operating lease liabilities	400,766	520,942
Impairment loss of investments	179,479	635,351
Net operating loss carry forwards	287,345	1,358,738
Total gross deferred tax assets	867,590	2,515,031
Valuation allowance on deferred tax assets	(466,824)	(1,994,089)
Deferred tax assets, net of valuation allowance	400,766	520,942

Deferred tax liabilities
Operating lease right-of-use assets	400,766	520,942
Total gross deferred tax liabilities	400,766	520,942

Net deferred tax assets	—	—

11. INCOME TAX (continued)

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2022	2023
	US$	US$
Balance at the beginning of the year	28,779	466,824
Additions	438,045	1,527,265
Reversals	—	—
Balance at the end of the year	466,824	1,994,089